Summary of Stock Options Outstanding and Exercisable (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 Year	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding -Number outstanding	4,253,031	3,322,628
Options outstanding -Weighted average remaining contractual life	3.83
Options outstanding - Weighted average exercise price per option	$ 11.16	$ 10.13
Options outstanding - Aggregate intrinsic value at end of period	$ 12,925
Options exercisable - Number exercisable	2,177,784
Options exercisable - Weighted average exercise price per option	$ 6.17
Options exercisable - Aggregate intrinsic value at end of period	$ 10,654